Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Other Financial Assets and Liabilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Valuation technique	[1]	Discounted cash flows	Discounted cash flows

[1]	Other financial assets include trade and other receivables, term deposits, cash and cash equivalents and other investments-other securities. Other financial liabilities include secured bank loans, trade and other payables, employee related payables and refund due to customers.